Segment Information (Notes)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Segment Reporting Disclosure [Text Block]
30.  Segment Information
    During the second quarter of 2014, the Company, completed certain changes to its organizational structure that resulted in the re-classification of the Company's three reportable business segments from Banking and Wealth Management, Mortgage Banking and Corporate Services into Consumer Banking, Commercial Banking, and Corporate Services. The Company’s reportable business segments are strategic business segments that offer distinctive products and services marketed through different channels. These segments are managed separately because of their marketing and distribution requirements.
The Consumer Banking segment includes consumer deposit services and activities, residential lending and servicing, wealth management, and capital markets. Commercial Banking includes commercial and commercial real estate lending, lender finance, equipment finance and leasing, mortgage warehouse finance and commercial deposits.
The Corporate Services segment consists of services provided to the Consumer Banking and Commercial Banking segments including executive management, technology, legal, human resources, marketing, corporate development, treasury, accounting, finance and other services and transaction-related items. Direct expenses are allocated to the reporting segments; unallocated expenses are included in Corporate Services. Certain other expenses, including interest expense on trust preferred debt and transaction-related items, are included in the Corporate Services segment.
The accounting policies of these reportable business segments are the same as those described in Note 2. The chief operating decision maker’s review of each segment’s performance is based on segment income, which is defined as income from operations before income taxes and certain corporate allocations. Additionally, total net revenue is defined as net interest income before provision for loan and lease losses and total noninterest income.
Intersegment revenue among the Company’s business units reflects the results of a funds transfer pricing (FTP) process, which takes into account assets and liabilities with similar interest rate sensitivity and maturity characteristics and reflects the allocation of net interest income related to the Company’s overall asset and liability management activities. This provides for the creation of an economic benchmark, which allows the Company to determine the profitability of the Company’s products and cost centers, by calculating profitability spreads between product yields and internal references. However, business segments have some latitude to retain certain interest rate exposures related to client pricing decisions within guidelines.
FTP serves to transfer interest rate risk to the Treasury function through a transfer pricing methodology and cost allocation model. The basis for the allocation of net interest income is a function of the Company’s methodologies and assumptions that management believes are appropriate to accurately reflect business segment results. These factors are subject to change based on changes in current interest rates and market conditions.
The results of each are reported on a continuing basis. The following table presents financial information of reportable business segments as of and for the years ended December 31, 2013, 2012 and 2011, which has been restated to conform to the new reportable segment presentation. The eliminations column includes intersegment eliminations required for consolidation purposes.

	2013
	Consumer Banking		Commercial Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$301,544		$263,682		$(6,301)	$—	$558,925
Total net revenue	769,782	(1)	314,133		(5,599)	—	1,078,316
Intersegment revenue	60,567		(60,567)		—	—	—
Depreciation and amortization	10,519		21,867		7,147	—	39,533
Income before income taxes	145,262	(1)	172,496		(99,718)	—	218,040
Total assets	11,321,747		6,331,646		236,313	(248,722)	17,640,984

	2012
	Consumer Banking		Commercial Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$340,729		$178,812		$(5,747)	$—	$513,794
Total net revenue	662,369	(2)	226,772		(5,575)	—	883,566
Intersegment revenue	31,689		(31,689)		—	—	—
Depreciation and amortization	6,365		23,437		7,754	—	37,556
Income before income taxes	138,281	(2)	78,924		(101,208)	—	115,997
Total assets	12,274,855		5,972,260	(3)	166,146	(170,383)	18,242,878

	2011
	Consumer Banking		Commercial Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$294,509		$164,442		$(6,641)	$—	$452,310
Total net revenue	488,118	(4)	199,213		(1,918)	—	685,413
Intersegment revenue	13,420		(13,420)		—	—	—
Depreciation and amortization	4,651		13,335		6,169	—	24,155
Income before income taxes	79,757	(4)	79,507	(5)	(77,750)	—	81,514
Total assets	11,433,091		1,783,032		99,886	(274,331)	13,041,678

(1)	Segment earnings in the Consumer Banking segment included a $94,951 recovery on the MSR valuation allowance for the year ended December 31, 2013.

(2)	Segment earnings in the Consumer Banking segment included a $63,508 charge for MSR impairment, net of recoveries, for the year ended December 31, 2012.

(3)	Total assets in Commercial Banking segment includes $36,621 of goodwill and $2,100 of gross intangibles related to the BPL acquisition, for the year ended December 31, 2012.

(4)	Segment earnings in the Consumer Banking segment included a $39,455 charge for MSR impairment for the year ended December 31, 2011.

(5)	Segment earnings in the Commercial Banking segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset for the year ended December 31, 2011.